Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000049094 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1],[2]
C000049094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[1]
C000049094 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[1]
C000049094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
C000049094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
C000049094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000049094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000049094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000049094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000049094 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000049094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000049094 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%	[1]
C000049094 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
C000049094 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000049094 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000049094 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000049094 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000049094 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000049094 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
C000049094 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000049094 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000050169 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[3]
C000050169 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[3]
C000050169 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[3]
C000050169 [Member] | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[3]
C000050169 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[3]
C000050169 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000050169 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000050169 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000050169 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000050169 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000050169 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3],[4]
C000050169 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
C000050169 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000050169 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000050169 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
C000050169 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000050169 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	16.50%	[3]
C000050169 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000050169 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.40%	[3]
C000050169 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000050169 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000065074 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5],[6]
C000065074 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[7]
C000065074 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[5]
C000065074 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[5]
C000065074 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[5]
C000065074 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[5]
C000065074 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[5]
C000065074 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000065074 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000065074 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000065074 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000065074 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000065074 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%	[5]
C000065074 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000065074 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000065074 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000065074 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	22.40%	[5]
C000065074 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000065074 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	13.10%	[5]
C000065074 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000065074 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000065074 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000141932 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[8]
C000141932 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[8]
C000141932 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[8]
C000141932 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[8]
C000141932 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000141932 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[8]
C000141932 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000141932 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8],[9]
C000141932 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[8]
C000141932 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[8]
C000141932 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000141932 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000141932 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000141932 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000141932 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000141932 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[8]
C000141932 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000141932 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000141932 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.50%	[8]
C000141932 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000141932 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000237280 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[10]
C000237280 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[10]
C000237280 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[10]
C000237280 [Member] | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[10]
C000237280 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[10]
C000237280 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[10]
C000237280 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[10]
C000237280 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[10]
C000237280 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[10]
C000237280 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[10],[11]
C000237280 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10]
C000237280 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000237280 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000237280 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%	[10]
C000237280 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.70%	[10]
C000237280 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000237280 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000237280 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.20%	[10]
C000237280 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.70%	[10]
C000237280 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000237280 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	62.50%	[10]

[1]	Excludes money market funds.
[2]	Ten largest country/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes money market funds.
[4]	Ten largest industries are presented. Additional industries are found in Other.
[5]	Excludes money market funds.
[6]	Ten largest country/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Ten largest industries are presented. Additional industries are found in Other.
[8]	Excludes money market funds.
[9]	Ten largest industries are presented. Additional industries are found in Other.
[10]	Excludes money market funds.
[11]	Ten largest industries are presented. Additional industries are found in Other.